Debt - Additional Information (Detail) - USD ($)	1 Months Ended		12 Months Ended
	Oct. 31, 2018	Mar. 31, 2018	Dec. 31, 2019	Dec. 31, 2018
Discretionary Line of Credit
Debt Instrument [Line Items]
Line of Credit Facility, Maximum Borrowing Capacity			$ 250,000,000
Debt Instrument, Term			30 days
Proceeds from Lines of Credit			$ 0	$ 0
4.00% Senior Notes due 2029
Debt Instrument [Line Items]
Debt Instrument, Face Amount	$ 550,000,000		$ 550,000,000	550,000,000
Debt Instrument, Interest Rate, Stated Percentage	4.00%		4.00%
Proceeds from Debt, Net of Issuance Costs	$ 544,500,000
4.20% Senior Notes due 2048
Debt Instrument [Line Items]
Debt Instrument, Face Amount		$ 600,000,000	$ 600,000,000	$ 600,000,000
Debt Instrument, Interest Rate, Stated Percentage		4.20%	4.20%
Proceeds from Debt, Net of Issuance Costs		$ 589,500,000
Federal Funds Rate [Member] | Discretionary Line of Credit
Debt Instrument [Line Items]
Debt Instrument, Basis Spread on Variable Rate			0.50%